State Street SPDR SP SmallCap 600 ESG ETF Investment Objectives and Goals - State Street SPDR SP SmallCap 600 ESG ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P SmallCap 600 ESG ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P SmallCap 600 ESG ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to securities that meet certain sustainability criteria (criteria related to environmental, social and governance (“ESG”) factors), while maintaining similar overall industry group weights as the S&P SmallCap 600 Index.